Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sources of non-interest income [Abstract]
Other	[1]	$ 1,022	$ 1,123	$ 698
Total non-interest income		18,315	19,260	17,937
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,939	2,708	2,660
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		2,110	2,044	1,940
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		5,819	6,348	5,281
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 6,425	$ 7,037	$ 7,358

[1]	Not within the scope of ASC 606.